-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                              O P P E N H E I M E R

                             Strategic Bond Fund/VA
                 A Series of Oppenheimer Variable Account Funds


                            [graphic of chess pieces]


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST
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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA
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Objective
Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income from debt securities. The fund primarily invests in three sectors: foreign fixed-income securities, U.S. government securities and lower rated high-yield domestic corporate bonds (commonly known as "junk bonds.") Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.

================================================================================
Narrative by Art Steinmetz, Co-Portfolio Manager
During the six-month period that ended June 30, 1999, Oppenheimer Strategic Bond Fund/VA generated a cumulative total return of 0.14%.(1) The Fund's diversified, multi-sector approach provided competitive levels of current income and helped cushion the brunt of an extremely volatile bond market. In fact, the past six months have been particularly difficult for the markets in which the Fund invests, including U.S. government securities.
         Since January 1999, U.S. government securities have continued to retrace all of the gains they achieved during last summer's "flight to quality" when the prices of U.S. Treasury bonds rallied to levels not seen in over 30 years. In the wake of these remarkable gains, investors became concerned that stronger-than-expected U.S. economic growth might rekindle an acceleration of inflation, and that the Federal Reserve (the Fed) might raise key interest rates.
         On the other hand, the foreign and high-yield corporate sectors have failed to recoup much of the declines they experienced last summer. As we noted in our annual report, the differences in yields between these sectors and U.S. Treasury bonds had reached historically wide levels by October 1998. Although these differences have narrowed somewhat since then, most of the movement came not from the recovery of foreign and high-yield bonds, but from the deterioration in the prices of U.S. government securities.
         Early this year, we made a number of changes to the portfolio, which were designed to take advantage of what we perceived as attractive values in weak markets. For example, we saw some excellent values in emerging markets, which were particularly hard hit last summer. Therefore, we increased our exposure to these securities. We focused primarily on Asian bonds because we believe there is the potential for real recovery in that region.(2)
         We concurrently decreased our exposure of bonds from developed overseas markets, which represented approximately 15% of the portfolio as of June 30, 1999. We sold a number of bonds from Europe because of our expectation for higher interest rates and weaker currencies. And we continued to avoid Japanese bonds for the most part because of persistent economic and banking problems affecting the world's second largest economy.
         While we did not significantly alter our exposure to U.S. government securities over the past six months, we lowered the average duration of this sector. This means that we effectively reduced the sensitivity of the Fund's portfolio to rising interest rates.
         This may prove a prudent decision, as it seems possible that the Fed could move to raise interest rates again during 1999. We do not believe, however, that this will be a repeat of 1994 when the Fed had to act multiple times to slow an economy straining against its limits. Today's situation is quite different, as even a slight rate increase could tame the U.S. economy.


The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products, which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio (and duration) is subject to change.
3. Investing in lower rated high-yield domestic corporate bonds (commonly known as "junk bonds") carries a greater risk of default.


2                      Oppenheimer Strategic Bond Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA
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In the high-yield corporate bond market, we have increased our holdings in the media/entertainment/ telecommunications sectors. In our opinion, these industries will continue to benefit from consolidation, both domestically and globally, as the lines blur between local and long distance telephone service, wireless telephony, cable TV and Internet access.(3)
         Looking forward, we believe that the market sectors in which we invest are poised for better returns. With continuing economic strength in the United States, a federal budget surplus, a potential for recovery in Asia and low inflation around the world, conditions appear to favor stability in U.S. government securities, foreign securities and high-yield bonds.
         In the meantime, we intend to maintain the broadly diversified investment approach that helped us weather heightened volatility over the past six months. In our view, maintaining a disciplined long-term approach despite short-term setbacks is part of what makes OppenheimerFunds The Right Way to Invest.


                      Oppenheimer Strategic Bond Fund/VA                       3
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Statement of Investments  June 30, 1999 (Unaudited)
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
                                                                                                Principal            Market Value
                                                                                                Amount(1)            Note 1
================================================================================================================================
Mortgage-Backed Obligations--17.1%
================================================================================================================================
Government Agency--12.8%
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--5.3%
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                    $   976,055          $ 1,019,061
Interest-Only Stripped Mtg.-Backed Security, Series 177, C1. B, 6.954%, 7/1/26(2)                 4,296,496            1,228,530
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 4/1/29                                                                                     1,593,237            1,537,538
6.50%, 7/1/28(3)                                                                                  3,200,000            3,087,008
7%, 7/25/27                                                                                       6,200,000            6,128,328
7.50%, 8/1/25                                                                                       450,725              455,512
Interest-Only Stripped Mtg.-Backed Security, Trust 276, Cl. 2, 8.885%, 10/1/24(2)                 3,031,587              865,897
Principal-Only Stripped Mtg.-Backed Security, Trust 277-C1, 6.602%, 4/1/27(4)                       606,612              450,505
                                                                                                                     -----------
                                                                                                                      14,772,379
--------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--7.5%
Government National Mortgage Assn.:
7%, 11/20/25-7/15/28                                                                             16,047,991           15,851,696
7.50%, 2/15/27                                                                                    2,647,231            2,675,239
8%, 11/15/25-5/15/26                                                                              2,500,046            2,573,806
                                                                                                                     -----------
                                                                                                                      21,100,741
================================================================================================================================
Private--4.3%
--------------------------------------------------------------------------------------------------------------------------------
Commercial--3.0%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(5)                                    100,000               78,750
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(6)                                                          375,000              289,395
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                              300,000              219,469
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                            1,250,000              880,273
--------------------------------------------------------------------------------------------------------------------------------
CRIMMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05(7)                                                           100,000               95,391
--------------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25(5)                                                          153,594              149,034
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                             440,000              319,137
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                               250,000              164,062
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-C1, Cl. X, 8.901%, 7/15/27(2)                                                         4,088,512              344,968
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.945%, 6/15/21(6)                                                           258,099              257,373
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.426%, 2/15/28(5)(6)                                                        162,744              121,600
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(5)                                                           150,000              113,438
Series 1997-RR, Cl. D, 7.671%, 4/30/39(5)                                                           450,000              345,234
Series 1997-RR, Cl. E, 7.727%, 4/30/39(5)(6)                                                        300,000              205,781
Series 1997-RR, Cl. F, 7.649%, 4/30/39(5)                                                           600,000              329,438
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(5)(6)                                                       390,000              312,853


4                      Oppenheimer Strategic Bond Fund/VA
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Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates,
Series DMC, Cl. C, 8.921%, 8/12/11(5)                                                            $  200,000          $   199,563
--------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 7/25/02(5)                                                          517,913              510,468
--------------------------------------------------------------------------------------------------------------------------------
Northwest Asset Securities Corp., Series 1998-12, Cl. A3, 6.75%, 6/25/28                            762,874              761,204
--------------------------------------------------------------------------------------------------------------------------------
Nykredit AS, 7% Cv. Bonds, 10/1/29(DKK)                                                           7,106,000              996,274
--------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%, 3/1/29(5)                                                                   319,276              319,277
--------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                                91,000               90,311
Series 1994-C2, Cl. E, 8%, 4/25/25                                                                  987,720              971,284
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-C4, Cl. E, 8.712%, 6/25/26(5)(6)                                                         46,290               43,585
Series 1997-LLI, Cl. F, 7.30%, 4/12/12(5)                                                           200,000              151,063
                                                                                                                     -----------
                                                                                                                       8,269,225
--------------------------------------------------------------------------------------------------------------------------------
Multi-Family--0.5%
Mortgage Capital Funding, Inc.:
Commercial Mtg. Pass-Through Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07(5)                63,720               50,976
Multifamily Mtg. Pass-Through Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(7)               800,000              633,250
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-CL, Cl. F, 9.102%, 1/20/06(6)               1,000,000              777,500
                                                                                                                     -----------
                                                                                                                       1,461,726
--------------------------------------------------------------------------------------------------------------------------------
Residential--0.8%
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, 8.054%, 5/25/08(5)(6)                                                             350,000              287,000
Series 1997-CHL1, 8.055%, 2/25/11(5)(6)                                                             600,000              429,000
--------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust, Collateralized Mtg. Obligations,
Non-Accelerated Security, Series 1997-A2, Cl. A8, 7.75%, 4/25/27                                  1,000,000            1,012,188
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-B, Cl. 1, 6.581%, 4/25/26(5)                  382,932              270,446
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Salomon, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-A1, 5%, 12/25/00(5)           245,483              237,198
                                                                                                                     -----------
                                                                                                                       2,235,832
                                                                                                                     -----------
Total Mortgage-Backed Obligations (Cost $49,695,286)                                                                  47,839,903
================================================================================================================================
U.S. Government Obligations--29.4%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.125%, 11/15/27(8)(9)                                                                              905,000              896,799
6.50%, 11/15/26                                                                                   7,000,000            7,247,191
6.625%, 2/15/27                                                                                   1,610,000            1,695,531
8.125%, 8/15/21                                                                                   1,415,000            1,721,878
9.375%, 2/15/06                                                                                   4,700,000            5,581,250
10.75%, 8/15/05                                                                                   2,490,000            3,096,937
11.875%, 11/15/03                                                                                 4,950,000            6,086,956
STRIPS, 5.34%, 5/15/17(10)                                                                        6,000,000            1,942,800
STRIPS, 5.76%, 2/15/19(10)                                                                        6,500,000            1,891,578


                      Oppenheimer Strategic Bond Fund/VA                       5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                Principal            Market Value
                                                                                                Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations  (continued)
U.S. Treasury Nts.:
4.625%, 12/31/00                                                                                $ 1,800,000          $ 1,778,625
5.375%, 6/30/00                                                                                   2,600,000            2,602,439
5.625%, 11/30/00                                                                                  9,905,000            9,929,763
6.50%, 10/15/06                                                                                  17,870,000           18,445,200
6.625%, 5/15/07                                                                                   3,550,000            3,698,656
6.875%, 5/15/06                                                                                  14,570,000           15,344,031
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $85,081,934)                                                                  81,959,634
================================================================================================================================
Foreign Government Obligations--17.5%
--------------------------------------------------------------------------------------------------------------------------------
Argentina--1.5%
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 2.815%, 4/1/07(6)(ARP)                                                                  1,856,441            1,155,954
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts.:
11%, 12/4/05                                                                                      1,375,000            1,265,000
Series REGS, 11.75%, 2/12/07(ARP)                                                                   390,000              309,602
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Medium-Term Nts., 8.75%, 7/10/02(ARP)                         970,000              793,076
--------------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario Nacional (Argentina) Medium-Term Unsec. Nts.,
Series 3, 10.625%, 8/7/06                                                                           400,000              398,000
--------------------------------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04(ARP)                                          160,000              130,817
                                                                                                                     -----------
                                                                                                                       4,052,449
--------------------------------------------------------------------------------------------------------------------------------
Australia--0.1%
Queensland Treasury Corp. Bonds, Series 07, 8%, 9/14/07(AUD)                                        360,000              260,217
--------------------------------------------------------------------------------------------------------------------------------
Brazil--2.9%
Brazil (Federal Republic of) Bonds:
11.625%, 4/15/04                                                                                    675,000              627,750
Series RG, 5.938%, 4/15/12(6)                                                                     1,000,000              603,750
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14                                    6,978,044            4,544,452
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Conversion Bonds, 5.938%, 4/15/12(6)                              340,000              205,275
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Disc. Bonds, 6.125%, 4/15/24(6)                                 1,400,000              892,500
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Interest Due & Unpaid Bonds, 6.063%, 1/1/01(6)                       1,353,000            1,293,806
                                                                                                                     -----------
                                                                                                                       8,167,533
--------------------------------------------------------------------------------------------------------------------------------
Bulgaria--0.9%
Bulgaria (Republic of) Disc. Bonds, Tranche A, 5.875%, 7/28/24(6)                                 1,640,000            1,115,200
--------------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
Tranche A, 2.50%, 7/28/12 (11)                                                                    2,025,000            1,220,062
--------------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Bonds, 5.875%, 7/28/11(6)                                   160,000              108,800
                                                                                                                     -----------
                                                                                                                       2,444,062
--------------------------------------------------------------------------------------------------------------------------------
Colombia--0.3%
Columbia (Republic of) Nts., 7.25%, 2/23/04                                                         640,000              492,800
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 10.875%, 3/9/04                                                110,000              105,325
--------------------------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                                             150,000              126,000
                                                                                                                     -----------
                                                                                                                         724,125

6                      Oppenheimer Strategic Bond Fund/VA
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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                Principal            Market Value
                                                                                                Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Ecuador--0.2%
Ecuador (Republic of) Debs., 4.422%, 2/27/15(6)                                                 $   621,523          $   197,334
--------------------------------------------------------------------------------------------------------------------------------
Ecuador (Republic of) Disc. Bonds, 6%, 2/28/25(6)                                                    50,000               23,000
--------------------------------------------------------------------------------------------------------------------------------
Ecuador (Republic of) Past Due Interest Bonds, 4.422%, 2/27/15(4)                                   851,717              270,420
                                                                                                                     -----------
                                                                                                                         490,754
--------------------------------------------------------------------------------------------------------------------------------
Finland--0.2%
Finland (Republic of) Bonds, 9.50%, 3/15/04(EUR)                                                    504,563              640,038
--------------------------------------------------------------------------------------------------------------------------------
France--0.4%
France (Government of) Bonds:
Obligations Assimilables du Tresor Coupon Strip,
Series OC25, Zero Coupon, 5.30%, 10/25/25(10)(EUR)                                                2,480,000              580,310
Obligations Assimilables du Tresor, 5.50%, 10/25/07(EUR)                                            566,906              625,033
                                                                                                                     -----------
                                                                                                                       1,205,343
--------------------------------------------------------------------------------------------------------------------------------
Germany--1.0%
Germany (Republic of) Treasury Bills, Zero Coupon, 2.52%, 10/15/99(10)(EUR)                       2,000,000            2,047,531
--------------------------------------------------------------------------------------------------------------------------------
Treuhan-Obligationen (German Federal Government) Gtd. Bonds, 7%, 11/25/99(EUR)                      730,000              765,270
                                                                                                                     -----------
                                                                                                                       2,812,801
--------------------------------------------------------------------------------------------------------------------------------
Great Britain--1.0%
United Kingdom Treasury Nts., 8%, 6/10/03(GBP)                                                    1,565,000            2,677,830
--------------------------------------------------------------------------------------------------------------------------------
Indonesia--0.0%
PT Bank Negara Indonesia Sr. Unsec. Nts., 7.625%, 2/15/07                                            57,000               41,182
--------------------------------------------------------------------------------------------------------------------------------
Italy--1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
6%, 11/1/07(EUR)                                                                                    455,000              511,366
8.50%, 1/1/04(EUR)                                                                                  964,481            1,174,675
8.75%, 7/1/06(EUR)                                                                                  766,330              991,979
10.50%, 4/1/05(EUR)                                                                                  90,379              122,305
                                                                                                                     -----------
                                                                                                                       2,800,325
--------------------------------------------------------------------------------------------------------------------------------
Ivory Coast-- 0.1%
Ivory Coast (Government of) Past Due Interest Bonds, 2%, 3/29/18(7)(11)                             572,325              201,745
--------------------------------------------------------------------------------------------------------------------------------
Japan--0.5%
Japan (Government of) Bonds, Series 138, 6.40%, 3/20/01(JPY)                                    155,000,000            1,411,871
--------------------------------------------------------------------------------------------------------------------------------
Jordan--0.0%
Hashemite (Kingdom of Jordan) Bonds, Series DEF, 5.50%, 12/23/23(11)                                 60,000               37,650
--------------------------------------------------------------------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Disc. Bonds, 6.188%, 12/23/23(6)                                      150,000               91,875
                                                                                                                     -----------
                                                                                                                         129,525
--------------------------------------------------------------------------------------------------------------------------------
Mexico--2.3%
United Mexican States Bonds:
6.63%, 12/31/19(FRF)                                                                              7,500,000              907,926
10.375%, 2/17/09                                                                                    570,000              576,042
11.375%, 9/15/16                                                                                  1,350,000            1,420,875
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par Bonds:
Series B, 6.25%, 12/31/19                                                                         1,700,000            1,241,000
Series W-A, 6.25%, 12/31/19                                                                       1,300,000              949,000
Series W-B, 6.25%, 12/31/19                                                                         700,000              511,000
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Zero Coupon, 21.61%, 10/14/99(10)(MXP)                      8,193,420              816,790
                                                                                                                     -----------
                                                                                                                       6,422,633

                      Oppenheimer Strategic Bond Fund/VA                       7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
New Zealand--0.5%
New Zealand (Government of) Bonds, 10%, 3/15/02(NZD)                                              2,170,000           $1,272,109
--------------------------------------------------------------------------------------------------------------------------------
Nigeria--0.3%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                                      250,000              154,375
--------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                          1,054,623              639,952
                                                                                                                     -----------
                                                                                                                         794,327
--------------------------------------------------------------------------------------------------------------------------------
Norway--0.4%
Norway (Government of) Bonds, 9.50%, 10/31/02(NOK)                                                8,240,000            1,169,706
--------------------------------------------------------------------------------------------------------------------------------
Panama--0.3%
Panama (Republic of) Bonds, 9.375%, 4/1/29                                                          110,000              103,950
--------------------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Nts., 8.25%, 4/22/08                                                           605,000              527,862
--------------------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Past Due Interest Debs., 5.41%, 7/17/16(6)                                     235,246              173,200
                                                                                                                     -----------
                                                                                                                         805,012
--------------------------------------------------------------------------------------------------------------------------------
Peru--0.6%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4%, 3/7/17(11)                           600,000              364,500
--------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., Zero Coupon, 4.86%, 2/28/16(10)                                      3,266,009            1,406,344
                                                                                                                     -----------
                                                                                                                       1,770,844
--------------------------------------------------------------------------------------------------------------------------------
Poland-0.7%
Poland (Republic of) Bonds:
12%, 10/12/03(PLZ)                                                                                1,010,000              268,244
Series 2 yr., 14%, 2/12/00(PLZ)                                                                   1,000,000              255,775
--------------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Past Due Interest Bonds:
5%, 10/27/14(11)                                                                                    785,000              696,688
5%, 10/27/14(11)                                                                                    370,000              328,375
--------------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Treasury Bills, Series 52, Zero Coupon:
14.86%, 10/13/99(10)(PLZ)                                                                           770,000              189,275
15.12%, 8/11/99(10)(PLZ)                                                                            450,000              113,111
                                                                                                                     -----------
                                                                                                                       1,851,468
--------------------------------------------------------------------------------------------------------------------------------
Russia--0.5%
Russia (Government of) Debs., 12/15/15(12)                                                           24,195                3,841
--------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Bonds:
Series 27010, 30%, 9/17/03(11)(RUR)                                                               3,590,420               70,908
Series 5022, 15%, 2/23/00(5)(12)(RUR)                                                             5,417,000               80,582
--------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Principal Loan Debs., Series 24 yr., 12/15/20(12)                          5,190,000              635,775
--------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Unsec. Bonds, 11%, 7/24/18                                                   270,000              132,638
--------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 8.75%, 7/24/05                                             1,180,000              587,050
                                                                                                                     -----------
                                                                                                                       1,510,794
--------------------------------------------------------------------------------------------------------------------------------
South Africa--0.4%
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10(ZAR)                                   8,242,000            1,205,446
--------------------------------------------------------------------------------------------------------------------------------
Spain--0.2%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
0%/4.50%, 7/30/04(13)(EUR)                                                                          390,786              410,229
6%, 1/31/08(EUR)                                                                                     73,323               82,532
                                                                                                                     -----------
                                                                                                                         492,761
--------------------------------------------------------------------------------------------------------------------------------
Sweden-0.3%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03(SEK)                                       6,700,000              948,149


8                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                            Principal                Market Value
                                                                                            Amount(1)                Note 1
--------------------------------------------------------------------------------------------------------------------------------
Turkey--0.5%
Turkey (Republic of) Treasury Bills, Series 6B, Zero Coupon, 78.18%, 9/15/99(10)(TRL)       658,000,000,000          $ 1,329,311
--------------------------------------------------------------------------------------------------------------------------------
Venezuela--0.4%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                                       535,000              346,948
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series W-A, 5.875%, 3/31/20(6)                                 380,000              253,650
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds, Series B, 6%, 3/31/07(6)             190,475              144,523
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) New Money Bonds, Series A, 6.437%, 12/18/05(6)                              382,352              302,776
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 13.625%, 8/15/18                                              150,000              135,375
                                                                                                                     -----------
                                                                                                                       1,183,272
--------------------------------------------------------------------------------------------------------------------------------
Vietnam--0.0%
Vietnam (Government of) Bonds, 3%, 3/12/28(6)                                                        54,000               15,998
                                                                                                                     -----------
Total Foreign Government Obligations (Cost $52,276,901)                                                               48,831,630
================================================================================================================================
Loan Participations--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Central Bank of Indonesia Gtd. Nts., Series 4, 8.625%, 8/25/02(5)(6)                                300,000              257,250
--------------------------------------------------------------------------------------------------------------------------------
Jamaica (Government of) 1990 Refinancing Agreement Nts., Tranche A, 5.812%, 10/16/00(5)(6)           18,750               17,625
--------------------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement, Tranche A, 5.906%, 1/1/09(5)(6)                  704,761              569,095
--------------------------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 8.625%, 8/25/02(5)(6)                            300,000              257,250
--------------------------------------------------------------------------------------------------------------------------------
PT Lippo Bank Nts., 8.625%, 8/25/02(5)(6)                                                           250,000              214,375
                                                                                                                     -----------
Total Loan Participations (Cost $1,177,085)                                                                            1,315,595
================================================================================================================================
Corporate Bonds and Notes--31.2%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.9%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                                450,000              461,250
--------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                               100,000               98,125
10.50% Sr. Nts., 8/1/04                                                                             150,000              150,750
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(5)                                                                          300,000              286,500
9.375% Sr. Unsec. Nts., 11/15/06                                                                    300,000              286,500
10.75% Sr. Nts., 8/1/05                                                                             125,000              128,125
--------------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts., Series 1997-1, 1/1/01(5)     175,000              167,562
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Sub. Gtd. Nts., 4/15/09(7)                                              450,000              443,250
--------------------------------------------------------------------------------------------------------------------------------
Greater Toronto Airport Authority, 5.40% Debs., 12/3/02(CAD)                                        240,000              160,676
--------------------------------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts., Series 1997-A, Cl. B, 6/15/04(5)       86,596               90,094
--------------------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07                              200,000              204,000
                                                                                                                     -----------
                                                                                                                       2,476,832
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.2%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                          150,000              144,187
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09(7)                        600,000              609,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09(EUR)                      300,000              314,023
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 10.875% Sr. Sub. Nts. 5/1/09(7)                                            1,000,000            1,045,000
--------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                                 140,000              147,700
--------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                               175,000              142,625
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                         150,000              123,750
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                       100,000               97,500

                      Oppenheimer Strategic Bond Fund/VA                       9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal          Market Value
                                                                                                   Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Chemicals  (continued)
Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07                                       $136,248           $   25,547
--------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.,  10.50% Bonds, 8/6/46                                                     250,000              212,455
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts., Series B, 8/1/07                   425,000              428,187
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                                         50,000               37,250
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                190,000              145,350
                                                                                                                     -----------
                                                                                                                       3,472,574
--------------------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.1%
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                              200,000              194,500
--------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., Series B, 7/15/02                                   125,000               94,375
--------------------------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(5)                                          100,000              112,499
                                                                                                                     -----------
                                                                                                                         401,374
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.8%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(13)                                                               150,000               57,750
10.50% Sr. Unsec. Nts., 7/1/08                                                                      100,000               97,500
--------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05                                     150,000               95,625
--------------------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                      405,000              405,000
--------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(7)                                         600,000              519,000
--------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08                               315,000              237,825
--------------------------------------------------------------------------------------------------------------------------------
Indorayon International Finance Co. BV, 10% Gtd. Unsec. Unsub. Nts., 3/29/01(5)(12)                 100,000               32,500
--------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                                       200,000              201,000
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                                 100,000               94,000
9% Sr. Nts., 11/1/06                                                                                135,000              133,650
--------------------------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., Series B, 9.62%, 3/15/01(10)               120,000               78,600
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                       70,000               68,250
--------------------------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                        135,000              138,037
--------------------------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                               100,000              100,500
                                                                                                                     -----------
                                                                                                                       2,259,237
--------------------------------------------------------------------------------------------------------------------------------
Energy--1.8%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(7)                                              250,000              245,625
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                                     100,000               88,500
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                            250,000              235,000
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                                 245,000              216,519
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                                                125,000              109,531
--------------------------------------------------------------------------------------------------------------------------------
Dailey International, Inc., 9.50% Sr. Unsec. Nts., Series B, 2/15/08                                400,000              254,000
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                  400,000              359,000
--------------------------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(7)                                            100,000               65,500
--------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 9.50% Sr. Sub. Nts., 11/1/06(12)                                                  100,000               64,000
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(13)                                          275,000               97,625
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(7)                                 200,000              177,000
--------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                                   560,000              299,600
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                   250,000              181,250

10                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                             Principal                Market Value
                                                                                             Amount(1)                Note 1
--------------------------------------------------------------------------------------------------------------------------------
Energy  (continued)
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                             $      600,000           $  598,500
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07                                                    370,000              352,425
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                   630,000              333,112
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sec. Nts., 3/15/06(7)                                                          375,000              388,125
--------------------------------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts.,
Series B, 11/15/03                                                                                  175,000              185,937
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                    270,000              270,000
--------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(13)                                                               500,000              315,000
0%/11.375% Sr. Disc. Nts., 2/15/09(13)                                                              400,000              242,000
                                                                                                                     -----------
                                                                                                                       5,078,249
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.5%
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                                          300,000              226,500
10% Sr. Sub. Nts., Series 97-A, 3/15/04                                                             100,000               76,500
--------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/98(5)(12)(IDR)                           1,000,000,000               21,787
--------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Mexico SA, 11% Sub. Exchangeable Capital Debs., 7/15/03(5)                        130,000              129,408
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(5)                                                             7,000                6,099
--------------------------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, 5% Sec. Nts., Series 661, 7/28/04(EUR)                                   823,288              880,874
--------------------------------------------------------------------------------------------------------------------------------
Dresdner Funding Trust II, 5.79% Sub. Nts., 6/30/11(7)(EUR)                                         550,000              551,432
--------------------------------------------------------------------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr. Nts., Series B, 9/15/04                                             80,000               46,800
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.625%, 6/10/03(GBP)                                                        115,000              177,885
--------------------------------------------------------------------------------------------------------------------------------
Hypothekenbank in Essen AG, 4.25% Sec. Nts., Series 533, 7/6/09(EUR)                                610,000              599,007
--------------------------------------------------------------------------------------------------------------------------------
Industrial Bank of Japan Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(6)(7)               400,000              335,582
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(7)                                                      150,000              156,000
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                                 150,000              117,750
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                                        150,000              143,250
--------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04(5)(12)                                 90,000                3,150
--------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(5)(12)                                                                            100,000               13,000
24% Nts., 6/19/03(12)(IDR)                                                                      164,300,000                3,102
--------------------------------------------------------------------------------------------------------------------------------
PTC International Finance BV, 0%/10.75% Gtd. Sr. Unsec. Sub. Bonds, 7/1/07(5)(13)                   134,000               96,480
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                     380,000              355,300
--------------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV Bonds, 10.25%, 7/21/00                                                          339,000               27,120
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(5)(12)                                      80,000               36,400
--------------------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                             100,000               80,250
--------------------------------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                                                   129,000              127,065
--------------------------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc., 13% Nts., 1/1/04(12)                                        60,000               18,300
                                                                                                                     -----------
                                                                                                                       4,229,041
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.7%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                                           125,000              126,875
--------------------------------------------------------------------------------------------------------------------------------
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02                                                    500,000              255,625
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                        560,000              522,200


                      Oppenheimer Strategic Bond Fund/VA                      11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal          Market Value
                                                                                                   Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug  (continued)
Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(13)                                               $260,000           $  258,700
12.625% Sub. Nts., 6/15/02                                                                          150,000              153,000
--------------------------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                                350,000              369,250
--------------------------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04(5)                                           155,000              166,238
                                                                                                                     -----------
                                                                                                                       1,851,888
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.6%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           150,000              147,750
--------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 10% Sr. Nts. , 6/15/09                                         500,000              501,250
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(13)                                71,000               52,540
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                         200,000              197,000
--------------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10                                                200,000              151,000
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        400,000              364,000
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                              200,000              161,000
                                                                                                                     -----------
                                                                                                                       1,574,540
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.9%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                       125,000              122,656
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                  125,000              123,750
--------------------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05                                         250,000              253,750
--------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Finance U.S.A., Inc., 8.05% Debs., 6/15/03(NZD)                                   80,000               43,406
--------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts., 4/30/05(NZD)                                                               60,000               33,720
14.50% Cv. Sub. Nts., 9/30/00(NZD)                                                                   60,000               34,349
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                                    300,000              286,500
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                     400,000              412,000
10.875% Sr. Sub. Nts., 4/1/08                                                                       250,000              244,375
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co.:
12% Sr. Sub. Nts., Series B, 12/15/04                                                               200,000              215,000
14% Unsec. Nts., 12/15/06(16)                                                                       417,149              478,678
--------------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                                  150,000              150,000
                                                                                                                     -----------
                                                                                                                       2,398,184
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.1%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(13)                                             50,000               27,500
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                    100,000               90,625
--------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                     275,000              258,500
--------------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                             120,000              136,350
--------------------------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                                           400,000              401,500
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      450,000              423,000
--------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                  300,000              284,250
--------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                             500,000              477,500
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sec. Nts., 5/1/07(7)                                                 250,000              253,125
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                 425,000              434,031
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            350,000              354,375


12                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure  (continued)
Isle of Capri Casinos, Inc., 8.75% Sr. Sub. Nts., 4/15/09(7)                                     $  350,000           $  329,875
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Nts., 3/1/06(7)                                                            400,000              394,000
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(7)                                         325,000              310,375
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                            300,000              295,500
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                                 700,000              696,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(7)(12)                                                   250,000               63,750
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(13)                                                                   200,000              133,750
9.25% Sr. Nts., 4/1/06                                                                              100,000               99,000
9.75% Sr. Nts., 6/15/07                                                                             250,000              253,750
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                              200,000              201,000
                                                                                                                     -----------
                                                                                                                       5,918,256
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.7%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                        500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08(DEM)                                  400,000              218,295
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(7)                                              350,000              345,625
--------------------------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.:
9.50% Sr. Sub. Nts., 9/15/07                                                                        115,000               84,525
10.25% Sr. Sub. Nts., 4/30/06                                                                        15,000               11,081
--------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07                              500,000              447,500
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                           250,000              215,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Nts., 5/15/05(7)                                                 150,000              155,250
                                                                                                                     -----------
                                                                                                                       1,943,526
--------------------------------------------------------------------------------------------------------------------------------
Housing--0.8%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                             50,000               49,000
--------------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06(5)                             250,000              242,500
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                300,000              298,500
--------------------------------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07                                        100,000               96,250
--------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                                                300,000              292,500
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                                                   650,000              646,750
9.25% Sr. Nts., Series B, 3/15/07                                                                   150,000              150,750
                                                                                                                     -----------
                                                                                                                       2,154,250
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--0.8%
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                200,000              186,500
--------------------------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                                        20,000               19,700
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                          350,000              341,250
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Sub. Nts., 10/1/07(7)                                    500,000              493,750
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05(5)                                              1,000,000              790,000
--------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                                             150,000              167,250
--------------------------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                                       175,000              155,750
                                                                                                                     -----------
                                                                                                                       2,154,200

                      Oppenheimer Strategic Bond Fund/VA                      13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal          Market Value
                                                                                                   Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                                   $150,000           $  146,250
--------------------------------------------------------------------------------------------------------------------------------
Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                                           125,000              123,906
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                                  150,000              115,500
--------------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05                        250,000              257,500
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                  300,000              286,500
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                    100,000               73,500
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                  150,000              135,750
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                           270,000              267,300
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              125,000              130,313
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                  250,000              254,375
--------------------------------------------------------------------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12.75% Gtd. Sr. Sec. Sub. Nts., Series B, 12/30/99                       50,000               17,688
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          200,000              177,000
--------------------------------------------------------------------------------------------------------------------------------
Paragon Corp. Holdings, Inc., 9.625% Sr. Unsec. Nts., Series B, 4/1/08                              125,000               73,125
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        540,000              513,000
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                                 150,000              144,000
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(7)                                                    100,000               96,000
--------------------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                                   50,000               51,250
                                                                                                                     -----------
                                                                                                                       2,862,957
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.1%
Azteca Holdings SA, 11% Sr. Sec. Nts., 6/15/02                                                      155,000              132,525
--------------------------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                                    275,000              280,500
--------------------------------------------------------------------------------------------------------------------------------
CBS Radio, Inc., 11.375% Unsec. Sub. Debs., 1/15/09(14)                                              75,100               85,520
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07                                                            200,000              194,000
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                       400,000              400,500
10.50% Sr. Sub. Nts., Series B, 1/15/07                                                              90,000               94,950
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(7)                                        600,000              573,750
--------------------------------------------------------------------------------------------------------------------------------
Jacor Communications Co., 8.75% Sr. Sub. Nts., Series B, 6/15/07                                    100,000              107,500
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                          95,000               99,275
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(11)                                            100,000              103,500
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                       150,000              146,250
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                    210,000              208,425
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04                                           100,000              107,500
--------------------------------------------------------------------------------------------------------------------------------
TV Azteca SA de CV:
10.125% Sr. Nts., Series A, 2/15/04                                                                 100,000               81,750
10.50% Sr. Nts., Series B, 2/15/07                                                                  150,000              112,875
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                                       275,000              268,125
9% Sr. Sub. Nts., Series B, 1/15/06                                                                 100,000               98,250
                                                                                                                     -----------
                                                                                                                       3,095,195

14                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal          Market Value
                                                                                                   Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.5%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                     $350,000           $  326,375
8.375% Sr. Nts., Series B, 2/1/08                                                                   100,000               96,750
9.25% Sr. Nts., 10/1/02                                                                             100,000              101,750
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                            70,000               74,725
--------------------------------------------------------------------------------------------------------------------------------
American Telecasting, Inc., 14.50% Sr. Disc. Nts., 6/15/04                                           40,545               42,775
--------------------------------------------------------------------------------------------------------------------------------
Bresnan Communications, Inc., 0%/9.25% Sr. Disc. Nts., 2/1/09(7)(13)                                250,000              163,750
--------------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Disc. Nts., 4/1/11(7)(13)                                                              600,000              375,000
8.25% Sr. Nts., 4/1/07(7)                                                                           400,000              385,000
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                                   250,000              266,250
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(7)                                               430,000              439,675
--------------------------------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(5)                                                                  92,015               92,016
--------------------------------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(5)                                                    96,614               96,614
--------------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(13)                                                    350,000              246,750
8.375% Sr. Unsec. Debs., Series B, 4/15/10                                                          200,000              198,500
--------------------------------------------------------------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts., Series B, 11/1/03(6)                     175,000              183,750
--------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                               200,000              215,250
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07(CAD)                                           400,000              275,667
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(13)                770,000              510,125
                                                                                                                     -----------
                                                                                                                       4,090,722
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.5%
IPC Magazines Group plc, 9.625% Bonds, 3/15/08(GBP)                                                 300,000              371,219
--------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/15/10                                          250,000              231,250
--------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                              500,000              492,500
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                                         300,000              325,520
                                                                                                                     -----------
                                                                                                                       1,420,489
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--6.1%
Amazon.Com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(13)                                          460,000              302,450
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(13)                                                          200,000              167,000
7.625% Bonds, 7/31/08(DEM)                                                                          500,000              262,652
8.875% Sr. Nts., 11/30/07(DEM)                                                                      100,000               55,019
10.125% Sr. Nts., 11/30/07(GBP)                                                                     170,000              289,060
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06
and one warrant to purchase 7.8 ordinary shares)(13)(15)                                            200,000              167,000
--------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(13)                              250,000              229,063
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                           80,000               84,200
--------------------------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                               250,000              219,063
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.:
0%/13.50% Sr. Disc. Nts., 3/15/08(13)                                                               700,000              388,500
12.50% Sr. Nts., 2/15/09                                                                            200,000              191,000


                      Oppenheimer Strategic Bond Fund/VA                      15

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal              Market Value
                                                                                                 Amount(1)              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(13)                         $  825,000             $746,625
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                        50,000               50,375
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13.75% Sr. Nts., 7/15/07                                              110,000               86,350
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                165,000              174,075
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(5)(13)                              175,000               91,875
--------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(13)                           515,000              290,975
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                                      210,000              215,250
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(5)                                                        250,000              240,000
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(3)(7)(13)                 25,000               33,906
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc./GST Network Funding Corp., Inc.,
0%/10.50% Sr. Disc. Nts., 5/1/08(7)(13)                                                             225,000              128,250
--------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(13)                                         355,000              292,875
--------------------------------------------------------------------------------------------------------------------------------
Hyperion Telecommunication, Inc., 12% Sr. Sub. Nts., 11/1/07(7)                                     400,000              411,000
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(13)                                       195,000              153,075
--------------------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(13)                          115,000               66,125
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
8.50% Sr. Nts., Series B, 1/15/08                                                                   250,000              230,000
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                             225,000              208,125
8.875% Sr. Nts., 11/1/07                                                                            200,000              188,500
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(5)(13)                         975,000              541,125
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(13)                                                             1,000,000              620,000
9.125% Sr. Unsec. Nts., 5/1/08                                                                      250,000              246,875
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Nts., 2/15/09(7)                                                                         725,000              674,250
8.375% Sr. Nts., 3/15/08                                                                            313,000              294,220
9.25% Sr. Nts., 7/15/07                                                                              75,000               74,813
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                             400,000              413,000
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07(13)(DEM)                                                             400,000              131,820
0%/11% Sr. Disc. Nts., Series B, 11/1/07(13)(DEM)                                                   200,000               65,910
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(13)                                                     100,000               62,750
10.25% Sr. Nts., Series B, 11/1/07                                                                   50,000               43,625
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.50% Sr. Nts., 6/15/09(7)(EUR)                                              400,000              426,947
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts., 4/15/08(13)                                                         260,000              156,000
9% Sr. Nts., 3/15/08                                                                                200,000              189,000
9.625% Sr. Nts., 10/1/07                                                                            350,000              342,125
10.75% Sr. Unsec. Nts., 11/15/08                                                                    300,000              308,250
10.75% Sr. Unsec. Nts., 6/1/09                                                                      250,000              257,500
--------------------------------------------------------------------------------------------------------------------------------
NorthEast Optic Network, Inc., 12.75% Sr. Nts., 8/15/08                                             200,000              208,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(13)                                             300,000              207,000
0%/9.75% Sr. Nts., 4/15/09(13)GBP                                                                   775,000              725,344
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(5)(13)(GBP)                                      115,000              119,188
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(13)                                                    85,000               58,438
7% Cv. Sub. Nts., 12/15/08(7)                                                                       400,000              637,500
10% Sr. Nts., Series B, 2/15/07                                                                     100,000              104,000


16                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal         Market Value
                                                                                                   Amount(1)         Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05                                                       $310,000          $   237,150
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 14% Sr. Disc. Nts., 6/1/04(5)                                                    300,000              205,500
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                                750,000              757,500
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.:
0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08(13)                                                365,000              271,925
0%/9.47% Sr. Disc. Nts., 10/15/07(13)                                                               495,000              388,575
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(13)(DEM)                                                                      100,000               32,823
10.50% Gtd. Sr. Nts., 11/15/08                                                                      250,000              248,750
--------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27(CAD)                                                340,000              219,364
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Nts., 4/15/09(7)(13)(GBP)                                                             300,000              312,107
0%/11% Sr. Disc. Debs., 10/1/07(13)                                                                 200,000              179,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                    100,000              103,000
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                                     225,000              230,063
13.50% Sr. Unsec. Nts., 6/15/04                                                                      65,000               73,125
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                         500,000              512,500
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(5)(13)                             500,000              305,000
                                                                                                                     -----------
                                                                                                                      16,946,450
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--2.6%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  100,000               86,500
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA, 13.50% Sr. Sec. Nts., 3/15/04                                                         150,000              134,625
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(13)                                      400,000              170,000
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(13)                                25,000               23,000
--------------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA, 0%/14.125% Sr. Unsec. Deferred Bonds, 3/1/05(7)(13)                        350,000              212,188
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(13)                                                              350,000              204,750
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(13)                                                      500,000              350,000
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(13)                                    175,000               85,313
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                                               460,000              489,900
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.:
0%/15% Sr. Sec. Disc. Nts., Series B, 7/15/05(12)(13)                                                90,000               38,250
12% Cv. Sr. Sub. Nts., 2/15/01(12)                                                                  210,000                1,313
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to purchase 19.85 shares
of common stock)(15)                                                                                100,000               41,500
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          175,000              152,688
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(13)(CAD)                                              300,000              125,165
0%/14% Sr. Disc. Nts., Series B, 6/1/06(13)                                                         300,000              243,750
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(13)                            410,000              303,400
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(13)                                                                85,000               59,713
0%/9.95% Sr. Disc. Nts., 2/15/08(13)                                                                245,000              169,050
0%/10.65% Sr. Disc. Nts., 9/15/07(13)                                                               400,000              293,000
9.75% Sr. Disc. Nts., 8/15/04                                                                       300,000              306,750


                      Oppenheimer Strategic Bond Fund/VA                      17

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal          Market Value
                                                                                                   Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                                          $330,000           $  338,250
11.625% Sr. Nts., Series A, 8/15/06                                                                 250,000              256,250
--------------------------------------------------------------------------------------------------------------------------------
Orange plc:
8% Sr. Nts., 8/1/08                                                                                 250,000              240,000
8.75% Sr. Unsec. Bonds, 6/1/06(7)                                                                   250,000              251,563
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                                      300,000              292,500
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(13)                                  550,000              305,250
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(13)                                  325,000              187,688
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                            250,000              253,750
11.75% Sr. Sub. Nts., 7/15/07                                                                       275,000              309,375
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data, Inc., Units (each unit consists of $1,000 principal amount
of 0%/13.50% sub. disc. nts., 8/15/06 and one warrant to purchase six ordinary shares)(5)(13)(15)   300,000              139,500
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       300,000              303,000
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(13)                                  700,000              406,000
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(7)(13)                                   500,000              317,500
--------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 0%/12.50% Sr. Disc. Nts., 8/15/06(13)              65,000               59,475
--------------------------------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                                           200,000              186,000
                                                                                                                     -----------
                                                                                                                       7,336,956
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.2%
AK Steel Corp.:
7.875% Sr. Nts., 2/15/09(7)                                                                         500,000              482,500
9.125% Sr. Nts., 12/15/06                                                                           300,000              310,500
--------------------------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                                                 45,000               46,631
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Nts., 4/1/09(7)                                        200,000              195,750
--------------------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                                            100,000               91,500
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                   500,000              490,000
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                 50,000               50,375
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                      250,000              256,250
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(13)                                     250,000               96,250
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              745,000              718,925
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp.:
9.875% First Mtg. Bonds, Series D, 3/1/09                                                           300,000              306,750
9.875% Nts., Series B, 3/1/09(7)                                                                    200,000              204,500
                                                                                                                     -----------
                                                                                                                       3,249,931
--------------------------------------------------------------------------------------------------------------------------------
Retail--0.4%
Boyds Collection Ltd. (The), 9% Sr. Sub. Nts., 5/15/08(7)                                           236,000              234,230
--------------------------------------------------------------------------------------------------------------------------------
Central Termica Guemes, 12% Bonds, 11/26/01(5)(12)                                                  100,000               15,125
--------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                              300,000              262,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                          100,000               96,000
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                  100,000               97,000
--------------------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                                         225,000              223,875
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  200,000              202,500
                                                                                                                     -----------
                                                                                                                       1,131,230

18                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal          Market Value
                                                                                                   Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Service--1.7%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts., Series B, 1/1/09                         $335,000           $  312,388
--------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(13)                                                  100,000              102,500
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., 5/1/09(7)(EUR)                                              400,000              397,040
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                     600,000              573,000
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                     105,000              100,275
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               375,000              388,125
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09                                                   150,000              146,250
--------------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Sub. Nts., 4/1/09(7)                                                     200,000              193,000
--------------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                      50,000               47,750
--------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                                                                       150,000              147,750
9.625% Sr. Sub. Nts., 12/1/06                                                                        50,000               51,750
--------------------------------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09                                            500,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05(5)                                          200,000              193,000
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc., 6.75% Cv. Sr. Sub. Nts., 9/15/03                             125,000              113,906
--------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostic, Inc., 9.875% Sr. Sub. Nts., 7/1/09(3)(7)                                          250,000              253,125
--------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Nts., 5/15/09(7)                                                      400,000              404,000
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                 250,000              247,500
--------------------------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., 5/1/09(7)                                                          500,000              510,000
                                                                                                                     -----------
                                                                                                                       4,676,359
--------------------------------------------------------------------------------------------------------------------------------
Transportation--1.8%
Budget Group, Inc., 9.125% Sr. Nts., 4/1/06(7)                                                      500,000              467,500
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                                  75,000               61,500
--------------------------------------------------------------------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                                              80,000               83,600
--------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                                 300,000              303,000
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.875% Nts., 7/1/10                                                            300,000              281,137
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                                                                       100,000              100,750
11% Sr. Sub. Nts., 7/15/06                                                                          225,000              244,688
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(7)                                                250,000              253,750
--------------------------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                                         300,000              295,500
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                                200,000              208,000
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase
five shares of common stock)(5)(15)                                                                 250,000              141,250
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(7)                                                    275,000              136,125
Units (each unit consists of $1,000 principal amount of 12% second priority ship
mtg. nts., 6/30/07 and 7.66 warrants)(7)(15)                                                        150,000               48,750
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.:
10.125% Sr. Sub. Nts., 6/15/07(7)                                                                   400,000              402,000
10.125% Sr. Unsec. Sub. Nts., 6/15/07                                                               900,000              904,500
--------------------------------------------------------------------------------------------------------------------------------
Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12(5)                                                 197,900              154,857
--------------------------------------------------------------------------------------------------------------------------------
TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                                              200,000              174,000


                      Oppenheimer Strategic Bond Fund/VA                      19

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal         Market Value
                                                                                                   Amount(1)         Note 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation  (continued)
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                         $430,000          $   381,088
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(13)      300,000              298,500
--------------------------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(5)                                     188,587               98,065
                                                                                                                     -----------
                                                                                                                       5,038,560
--------------------------------------------------------------------------------------------------------------------------------
Utility--0.4%
Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17                            199,000              207,955
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.75% Sr. Nts., 4/15/09                                                                             450,000              424,125
8.75% Sr. Nts., 7/15/07                                                                             230,000              227,700
10.50% Sr. Nts., 5/15/06                                                                            100,000              107,000
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                                  250,000              277,140
                                                                                                                     -----------
                                                                                                                       1,243,920
                                                                                                                     -----------
Total Corporate Bonds and Notes (Cost $93,562,938)                                                                    87,004,920

                                                                                                   Shares
================================================================================================================================
Preferred Stocks--2.2%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(14)                                              2,722               60,564
--------------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Gtd. Bonds, 12/31/26                                               100,000               95,250
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A(5)(14)                                                     19,767              494,175
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable(14)                                                        58               39,295
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable
Preferred Stock, Series B, Non-Vtg.(14)                                                                 227              212,812
--------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.                                               46,000              747,500
--------------------------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                             2,000               94,250
--------------------------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(5)(16)                                              5,000              221,250
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable(14)                                                                             231              218,872
13% Sr. Exchangeable(7)(14)                                                                             300              294,750
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable Preferred Stock, Non-Vtg.(14)                       179               63,097
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., Cum. Exchangeable, Series B, 3/1/08, Non-Vtg.(16)                        5,000              261,250
--------------------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., $8.50 Cv. Sr. Preferred, Series C, Non-Vtg.(7)(14)                                  4,411                6,616
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum. Exchangeable Perpetual
Preferred Stock, Series A(5)(16)                                                                         20                  465
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(14)                                                   124              123,690
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., Depositary Shares Representing one one-hundredth
7% Cum. Cv. Jr. Preferred Stock, Series E, Non-Vtg.(7)                                                2,100               60,375
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13% Preferred, Non-Vtg.(7)(14)                                                                            6                5,708
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable preferred stock
and one warrant to purchase 30 shares of common stock)(5)(14)                                            50               49,438
--------------------------------------------------------------------------------------------------------------------------------
Kelley Oil & Gas Corp., $2.625 Cv., Vtg.                                                              1,800                8,775
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable Preferred Stock, Non-Vtg.(14)          5,734              227,927
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Preferred, Series E, Non-Vtg.(14)                                  115              115,288
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(14)                                                17,765              901,574
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(14)                                  22              192,225


20                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                      Market Value
                                                                                                     Shares           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks  (continued)
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                               8,000           $  763,000
9.20% Exchangeable, Series F, Non-Vtg.                                                                1,000               98,125
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(14)                                          222              224,775
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(14)                                                        10               22,250
13.75% Exchangeable(7)(14)                                                                                2                4,450
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 14.25% Cum. Exchangeable, Non-Vtg.(7)(14)(16)                       130              141,375
--------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners, LP, Units (representing Ltd. partnership interests)(15)                              187                3,214
--------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc.:
9.16% Cv., Series B, Non-Vtg.(16)                                                                    10,000              245,625
9.20% Preferred, Vtg.(16)                                                                             1,000               21,625
                                                                                                                     -----------
Total Preferred Stocks (Cost $7,886,103)                                                                               6,019,585
================================================================================================================================
Common Stocks--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(7)(16)                                                                                  24,390               64,024
--------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc.(16)                                                                                      700               20,081
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(16)                                                                        2,404               52,888
--------------------------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(16)                                                                      358                1,163
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(16)                                                                     250                7,500
--------------------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(16)                                                                                6,885              592,540
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc.(16)                                                                                         210                    2
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp.(16)                                                                       12,934              194,010
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(16)                                                                      370                    4
--------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc.(16)                                                                               15,500              271,250
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc.(16)                                                                                      1,189               66,733
                                                                                                                     -----------
Total Common Stocks (Cost $569,390)                                                                                    1,270,195

                                                                                                     Units
================================================================================================================================
Rights, Warrants and Certificates--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Wts.:
Exp. 12/99                                                                                            1,065                1,012
Exp. 2/00                                                                                             1,315                1,710
--------------------------------------------------------------------------------------------------------------------------------
Central Bank of Nigeria Wts., Exp. 11/20                                                                250                  ---
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(5)                                                                   16,000                4,800
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/05                                                           165                1,390
--------------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/03(5)                                                             200               14,025
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(5)                                                            100               35,012
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(5)                                                     1,000                7,625
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/08(7)                                                      175                8,772
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/05(5)                                                        7,500                   75
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(5)                                                                         325               32,500
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/01                                                            2,404                3,155


                      Oppenheimer Strategic Bond Fund/VA                      21

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                      Market Value
                                                                                                  Units               Note 1
--------------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates  (continued)
Gothic Energy Corp. Wts.:
Exp. 1/03                                                                                             1,668           $       --
Exp. 1/03(5)                                                                                            953                   10
Exp. 5/05(5)                                                                                          2,181                  218
Exp. 9/04(5)                                                                                          2,800                2,976
--------------------------------------------------------------------------------------------------------------------------------
Hyperion Telecommunication, Inc. Wts., Exp. 4/01                                                         60                4,605
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(5)                                                             825               11,899
--------------------------------------------------------------------------------------------------------------------------------
IHF Capital, Inc. Series I Wts., Exp. 11/99(5)                                                          200                    2
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                                                   200                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/07(5)                                                                        270                   --
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/08(5)                                                           725                1,858
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/08(5)                                                    200                  600
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/07(5)                                                    150                1,819
--------------------------------------------------------------------------------------------------------------------------------
Mexican Value Rts., Exp. 6/03                                                                     1,100,000                   --
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(5)                                                   600                9,150
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/05(5)                                                          250                  437
--------------------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp. 3/04(5)                                                        800               13,700
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/06(5)                                                                    300                   60
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 14% Sr. Disc Nts. Wts., Exp. 3/03                                                    300                   15
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(5)                                                         3,096              283,284
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc. Wts., Exp. 11/99(5)                                                 200               46,025
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/20                                 2,713                   --
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(7)                                                                      1,500               33,563
                                                                                                                     -----------
Total Rights, Warrants and Certificates (Cost $46,291)                                                                   520,297

                                                                                           Principal
                                                                                           Amount(1)
================================================================================================================================
Structured Instruments--4.4%
--------------------------------------------------------------------------------------------------------------------------------
Beta Finance Corp., Japanese Yen Linked Nts., 2.11%, 9/10/99                               $      1,520,000            1,599,800
--------------------------------------------------------------------------------------------------------------------------------
Citibank (New York), Mexican Linked Nts., 29%, 3/17/00(5)(MXP)                                    6,068,250              642,300
--------------------------------------------------------------------------------------------------------------------------------
Citibank (New York), Turkish Lira Linked Nts., 74%, 8/11/99(6)(TRL)                         297,768,000,000              705,600
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Russian OFZ Linked Nts.:
15%, 2/23/00(5)(12)(RUR)                                                                          8,008,000              119,125
30%, 1/21/04(6)(RUR)                                                                                277,180                3,195
30%, 10/8/03(6)(RUR)                                                                                277,180                3,240
30%, 10/9/02(6)(RUR)                                                                                277,180                2,634
30%, 12/15/01(6)(RUR)                                                                               950,000                5,029
30%, 2/5/03(6)(RUR)                                                                                 277,180                2,442
30%, 2/6/02(6)(RUR)                                                                                 277,180                2,698
30%, 2/6/02(6)(RUR)                                                                                 277,180                2,487
30%, 5/21/03(6)(RUR)                                                                                277,180                2,344
30%, 5/22/02(6)(RUR)                                                                                277,180                2,673
30%, 6/4/03(6)(RUR)                                                                                 277,180                2,284
30%, 6/5/02(6)(RUR)                                                                                 277,180                2,616
30%, 9/17/03(6)(RUR)                                                                                277,180                2,216
30%, 9/18/02(6)(RUR)                                                                                277,180                2,403
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesian Rupiah Linked Nts., 13.667%, 6/30/00                                   475,000              448,543


22                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Structured Instruments  (continued)
Deutsche Morgan Grenfell, Russian Federal Loan Floating Rate Linked Nts.:
2/23/00(5)(12)                                                                                   $  240,000          $     2,400
10/25/00(5)(12)                                                                                     240,000                2,400
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Russian OFZ Linked Nts., 14%, 9/27/00(5)(12)(RUR)                       3,610,000               17,861
--------------------------------------------------------------------------------------------------------------------------------
Deutshe Bank AG, New York, Philippine Peso/Japense Yen Linked Nts.,
10.55%, 5/12/00                                                                                     135,000              135,932
--------------------------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co. Argentina Local Market Securities Trust, 11.30%, 4/1/00
(representing debt of Argentina (Republic of) Bonos del Tesoro Bonds,
Series 10, 11.30%, 4/1/00 and an interest rate swap between Goldman Sachs and the Trust)(5)          52,173               51,000
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc., The Emerging Market Bond Index Plus Linked Nts.,
9.50%, 7/16/99(17)                                                                                2,700,000            2,322,491
--------------------------------------------------------------------------------------------------------------------------------
Morgan Guaranty Trust Co. of New York, The Emerging Market Bond Index Linked Nts.:
9.50%, 11/3/99(17)                                                                                1,454,251            1,430,743
9.50%, 8/10/99(17)                                                                                1,400,000            1,269,948
--------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., Brazil Credit Linked Nts.:
6%, 4/2/03(5)                                                                                       310,000              203,050
Series 2, 6%, 4/2/03(5)                                                                             310,000              203,050
--------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., Turkish Lira Linked Nts., 83%, 7/22/99                                  350,000              320,415
--------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., Indonesian Rupiah Linked Nts.:
29.55%, 4/12/00                                                                                      50,000               68,244
32.65%, 4/6/00                                                                                      135,000              186,413
--------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., Turkish Lira Treasury Bill Linked Nts., 74.50%, 8/19/99(6)                           800,000              758,040
--------------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.653%, 4/28/02 (representing a basket of
reference loans and a total return swap between Chase Manhattan Bank and the Trust)(5)(6)           750,000              711,067
--------------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Indian Rupee/Japanese Yen Linked Nts.,
Zero Coupon, 13.17%, 8/17/01(10)                                                                    350,000              258,405
--------------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Indonesian Rupiah Linked Nts.:
32%, 4/7/00                                                                                         270,000              387,261
33.50%, 4/5/00                                                                                       95,000              137,503
--------------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippine Peso Linked Nts., 15.09%, 7/22/99                               150,000              153,450
--------------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippine Peso/Japanese Yen Linked Nts., 16.04%, 5/10/00                  130,000              130,559
                                                                                                                     -----------
Total Structured Instruments (Cost $14,221,738)                                                                       12,301,861

                                                                          Date        Strike      Contracts
================================================================================================================================
Call Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------------
European Monetary Unit Call Opt.(5)                                       8/99        1.067(EUR)  1,290,000                3,974
--------------------------------------------------------------------------------------------------------------------------------
European Monetary Unit Call Opt.                                          8/99        1.074(EUR)  1,450,000                4,648
                                                                                                                     -----------
Total Call Options Purchased (Cost $61,310)                                                                                8,622
================================================================================================================================
Put Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar Put Opt.                                                 1/00        7.894(HKD)  4,815,340                2,321
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds,
Cl. C., 8%, 4/15/14 Put Opt.                                              7/99       65.375%          1,105               28,459
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc., The Emerging Market Bond Index Put Opt.(5)(17)   7/99       148.99             770                5,258
                                                                                                                     -----------
Total Put Options Purchased (Cost $85,176)                                                                                36,038


                      Oppenheimer Strategic Bond Fund/VA                      23

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                   Principal        Market Value
                                                                                                   Amount(1)        Note 1
================================================================================================================================
Repurchase Agreements--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $100,013 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%--8%, 11/30/99--7/15/06, with a value of $84,420, U.S. Treasury Bonds,
6%--9.25%, 2/15/16--2/15/26, with a value of $17,678 (Cost $100,000)                               $100,000         $    100,000

--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $304,764,152)                                                       102.9%         287,208,280
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (2.9)          (8,182,466)
                                                                                                   --------         ------------
Net Assets                                                                                            100.0%        $279,025,814
                                                                                                   ========         ============

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   ARP--Argentine Peso             JPY--Japanese Yen
   AUD--Australian Dollar          MXP--Mexican Peso
   CAD--Canadian Dollar            NOK--Norwegian Krone
   DEM--German Mark                NZD--New Zealand Dollar
   DKK--Danish Krone               PLZ--Polish Zloty
   EUR--Euro                       RUR--Russian Ruble
   FRF--French Franc               SEK--Swedish Krona
   GBP--British Pound Sterling     TRL--Turkish Lira
   HKD--Hong Kong Dollar           ZAR--South African Rand
   IDR--Indonesian Rupiah
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. When-issued security to be delivered and settled after June 30, 1999.
4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
5. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
6. Represents the current interest rate for a variable rate security.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,051,939 or 6.47% of the Fund's net assets as of June 30, 1999.
8. Securities with an aggregate market value of $896,799 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.


24                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
9. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                        Face/
                                        Contracts           Expiration      Exercise       Premium        Market Value
                                        Subject to Put      Date            Price          Received       Note 1
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds,
8%, 4/15/14 Call Option                 $1,769,000           7/15/99        66.625%        $ 53,446            $41,571
Brazil (Federal Republic of)
Capitalization Bonds,
8%, 4/15/14 Call Option                    920,000           7/20/99        63.375           20,727              9,434
Mexican Peso Put Option                  8,239,000          10/11/99        10.700(MXP)      24,640              4,675
Mexican Peso Put Option                  8,277,500          10/13/99        10.750(MXP)      21,329              4,202
Mexican Peso Put Option                  8,525,000           9/23/99        11.000(MXP)      27,668              1,044
                                                                                           --------            -------
                                                                                           $147,810            $60,926
                                                                                           ========            =======

10. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
11. Represents the current interest rate for an increasing rate security.
12. Non-income producing--issuer is in default.
13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Interest or dividend is paid in kind.
15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
16. Non-income producing security.
17. Security is linked to the Emerging Markets Bond Index (EMBI). The EMBI tracks total returns for currency denominated debt instruments of the emerging markets. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Russia and Venezuela.

See accompanying Notes to Financial Statements.



                      Oppenheimer Strategic Bond Fund/VA                      25

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


==========================================================================================================
Assets
Investments, at value (cost $304,764,152)--see accompanying statement                         $287,208,280
----------------------------------------------------------------------------------------------------------
Cash                                                                                               153,969
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts--Note 5                             167,964
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         4,983,775
Investments sold                                                                                   325,073
Shares of beneficial interest sold                                                                 267,099
Daily variation on futures contracts-Note 6                                                         22,433
Other                                                                                                2,964
                                                                                              ------------
Total assets                                                                                   293,131,557
==========================================================================================================
Liabilities
Unrealized depreciation on foreign currency exchange contracts--Note 5                             153,187
----------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $147,810)--see accompanying statement--Note 7          60,926
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $3,342,000 purchased on a when-issued basis)--Note 1           12,776,174
Shares of beneficial interest redeemed                                                             980,739
Daily variation on futures contracts--Note 6                                                        59,313
Custodian fees                                                                                      21,315
Shareholder reports                                                                                 15,908
Transfer and shareholder servicing agent fees                                                          180
Trustees' compensation                                                                                  72
Other                                                                                               37,929
                                                                                              ------------
Total liabilities                                                                               14,105,743
==========================================================================================================
Net Assets                                                                                    $279,025,814
                                                                                              ============
==========================================================================================================
Composition of Net Assets
Paid-in capital                                                                               $289,772,968
----------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                             11,813,987
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                  (5,048,514)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                       (17,512,627)
                                                                                              ------------
Net assets--applicable to 57,646,727 shares of beneficial interest outstanding                $279,025,814
                                                                                              ============
==========================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                             $4.84

See accompanying Notes to Financial Statements.



26                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


======================================================================================
Investment Income
Interest (net of foreign withholding taxes of $8,800)                     $ 12,640,152
--------------------------------------------------------------------------------------
Dividends                                                                      287,031
                                                                          ------------
Total income                                                                12,927,183
======================================================================================
Expenses
Management fees--Note 4                                                      1,028,359
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     23,091
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                      8,579
--------------------------------------------------------------------------------------
Registration and filing fees                                                     4,301
--------------------------------------------------------------------------------------
Insurance expenses                                                               2,100
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                            1,053
--------------------------------------------------------------------------------------
Trustees' compensation                                                             594
--------------------------------------------------------------------------------------
Shareholder reports                                                                519
--------------------------------------------------------------------------------------
Other                                                                            2,914
                                                                          ------------
Total expenses                                                               1,071,510
Less expenses paid indirectly--Note 1                                           (5,385)
                                                                          ------------
Net expenses                                                                 1,066,125
======================================================================================
Net Investment Income                                                       11,861,058
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 (1,056,230)
Closing of futures contracts                                                   101,384
Closing and expiration of option contracts written--Note 7                     140,593
Foreign currency transactions                                               (1,881,619)
                                                                          ------------
Net realized loss                                                           (2,695,872)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                 (6,620,702)
Translation of assets and liabilities denominated in foreign currencies     (1,979,320)
                                                                          ------------
Net change                                                                  (8,600,022)
                                                                          ------------
Net realized and unrealized loss                                           (11,295,894)
======================================================================================
Net Increase in Net Assets Resulting from Operations                      $    565,164
                                                                          ============

See accompanying Notes to Financial Statements.



                      Oppenheimer Strategic Bond Fund/VA                      27

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                         Six Months Ended    Year Ended
                                                         June 30, 1999       December 31,
                                                         (Unaudited)         1998
=========================================================================================
Operations
Net investment income                                    $ 11,861,058        $ 20,451,817
-----------------------------------------------------------------------------------------
Net realized loss                                          (2,695,872)         (2,696,918)
-----------------------------------------------------------------------------------------
Net change in unrealized depreciation                      (8,600,022)        (11,476,607)
                                                         ------------        ------------
Net increase in net assets resulting from operations          565,164           6,278,292
=========================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                      (15,617,496)         (3,974,494)
-----------------------------------------------------------------------------------------
Distributions from net realized gain                               --          (2,561,341)
=========================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2                   14,877,750          71,618,535
=========================================================================================
Net Assets
Total increase (decrease)                                    (174,582)         71,360,992
-----------------------------------------------------------------------------------------
Beginning of period                                       279,200,396         207,839,404
                                                         ------------        ------------
End of period (including undistributed net investment
income of $11,813,987 and $15,570,425, respectively)     $279,025,814        $279,200,396
                                                         ============        ============

See accompanying Notes to Financial Statements.



28                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                    Six Months
                                                    Ended June 30,
                                                    1999            Year Ended December 31,
                                                    (Unaudited)     1998         1997         1996         1995        1994
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $5.12           $5.12        $5.09        $4.91       $4.60       $5.12
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21             .39          .39          .38         .38         .35
Net realized and unrealized gain (loss)                 (.20)           (.24)         .04          .19         .30        (.54)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations           .01             .15          .43          .57         .68        (.19)
------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.29)           (.09)        (.39)        (.39)       (.37)       (.32)
Distributions from net realized gain                      --            (.06)        (.01)          --          --        (.01)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.29)           (.15)        (.40)        (.39)       (.37)       (.33)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $4.84           $5.12        $5.12        $5.09       $4.91       $4.60
                                                       =====           =====        =====        =====       =====       =====
==============================================================================================================================
Total Return, at Net Asset Value(1)                     0.14%           2.90%        8.71%       12.07%      15.33%      (3.78)%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $279,026        $279,200     $207,839     $118,716     $60,098     $20,320
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $279,694        $250,227     $159,934     $ 82,604     $37,698     $15,389
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (2)
Net investment income                                   8.55%           8.17%        8.23%        8.48%       9.32%       8.36%
Expenses (3)                                            0.77%           0.80%        0.83%        0.85%       0.85%       0.87%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                36%            134%         150%         144%         87%        137%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $122,900,511 and $95,098,131, respectively.

See accompanying Notes to Financial Statements.



                      Oppenheimer Strategic Bond Fund/VA                      29

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Strategic Bond Fund through April 30, 1999. The Fund's investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of June 30, 1999, the market value of these securities comprised 4.14% of the Fund's net assets and resulted in realized and unrealized gains of $2,439,925. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $3,342,000.
         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.


30                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 1999, securities with an aggregate market value of $1,172,661, representing 0.21% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $1,014,000, expiring in 2006.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      Oppenheimer Strategic Bond Fund/VA                      31

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Six Months Ended June 30, 1999      Year Ended December 31, 1998
                                                     ------------------------------      ----------------------------
                                                     Shares           Amount             Shares          Amount
---------------------------------------------------------------------------------------------------------------------
Sold                                                  6,667,668       $ 33,176,123       21,445,910      $109,659,739
Dividends and distributions reinvested                3,226,755         15,617,496        1,279,028         6,535,835
Redeemed                                             (6,817,515)       (33,915,869)      (8,759,684)      (44,577,039)
                                                     ----------       ------------       ----------      ------------
Net increase                                          3,076,908       $ 14,877,750       13,965,254      $ 71,618,535
                                                     ==========       ============       ==========      ============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized depreciation on investments and options written of $17,468,988 gross appreciation of $3,417,295, and gross depreciation of $20,886,283.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Manager has agreed to limit the management fee charged so that the ordinary operating expenses of the Fund will not exceed 1.0% of its average net assets in any fiscal year. The Fund's management fee for the six months ended June 30, 1999 was 0.74% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.



32                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Foreign Currency Contracts (continued)
As of June 30, 1999, the Fund had outstanding foreign currency contracts as follows:

                                  Expiration              Contract             Valuation as of    Unrealized      Unrealized
Contract Description              Dates                   Amounts (000s)       June 30, 1999      Appreciation    Depreciation
------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)      7/19/99                     880   GBP        $  15,732          $     --            $ 15,732
Euro (EUR)                        7/19/99-7/22/99           2,249   EUR           54,611                --              54,611
Japanese Yen (JPY)                8/9/99                  267,300   JPY            7,378                --               7,378
                                                                                                  --------            --------
                                                                                                        --              77,721
                                                                                                  --------            --------

Contracts to Sell
-----------------
British Pound Sterling (GBP)      7/15/99-7/12/99            1,677  GBP        2,643,172            51,667                  --
Canadian Dollar (CAD)             7/12/99                      930  CAD          628,467               931                  --
Euro (EUR)                        7/12/99-12/1/99            4,011  EUR        4,143,290            61,334                  --
Hong Kong Dollar (HKD)            1/26/00-1/31/00            4,859  HKD          622,895                --              12,895
Japanese Yen (JPY)                7/22/99                  150,113  JPY        1,245,019             6,621                  --
Mexican Peso (MXP)                7/1/99                    13,000  MXP        1,375,997                --              62,571
New Zealand Dollar (NZD)          8/24/99                    2,610  NZD        1,384,565            47,411                  --
                                                                                                  --------            --------

                                                                                                   167,964              75,466
                                                                                                  --------            --------
Total Unrealized Appreciation and Depreciation                                                    $167,964            $153,187
                                                                                                  ========            ========


================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



                      Oppenheimer Strategic Bond Fund/VA                      33

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
6. Futures Contracts (continued)
As of June 30, 1999, the Fund had outstanding futures contracts as follows:

                                                                                                     Unrealized
                                             Expiration         Number of         Valuation as of    Appreciation
Contract Description                         Date               Contracts         June 30, 1999      (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
LIBOR, 90 Day                                3/15/00                  1           $   186,082             $   (236)
LIBOR, 90 Day                                9/15/00                  1               187,028                  158
U.S. Treasury Bonds, 30 yr.                  9/21/99                 28             3,245,375              (39,109)
                                                                                                          --------
                                                                                                           (39,187)
                                                                                                          --------

Contracts to Sell
-----------------
Canadian Bond, 10 yr.                        9/21/99                  5              424,817                (2,534)
Euro, 90 Day                                 3/13/00                  1              235,525                   200
Euro, 90 Day                                 9/13/99                  1              236,488                   113
UK Long Gilt                                 9/28/99                  4              701,832                 5,454
U.S. Treasury Nts., 10 yr.                   9/21/99                 34            3,780,375               (22,047)
U.S. Treasury Nts., 5 yr.                    9/21/99                 31            3,379,000                17,203
                                                                                                          --------
                                                                                                            (1,611)
                                                                                                          --------
                                                                                                          $(40,798)
                                                                                                          ========

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


34                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
7. Option Activity  (continued)
Written option activity for the six months ended June 30, 1999, was as follows:

                                                    Call Options                             Put Options
                                                    ------------------------------           --------------------------
                                                    Number of            Amount of           Number of        Amount of
                                                    Options              Premiums            Options          Premiums
-----------------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998          147,606,100         $ 25,235                    --       $      --
Options written                                      205,978,550           24,248            25,062,185         347,568
Options closed or expired                           (353,584,650)         (49,483)              (17,996)       (199,758)
                                                    ------------         --------            ----------       ---------
Options outstanding as of June 30, 1999                       --         $     --            25,044,189       $ 147,810
                                                    ============         ========            ==========       =========

================================================================================
8. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $13,371,101, which represents 4.79% of the Fund's net assets, of which $611,474 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                        Valuation Per
                                                                 Acquisition          Cost Per          Unit as of
Security                                                         Dates                Unit              June 30, 1999
---------------------------------------------------------------------------------------------------------------------
Bonds
-----
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05          12/8/95              100.00%                  112.50%

Stocks and Warrants
-------------------
CGA Group Ltd., Preferred                                        6/17/97              $25.00                   $25.00
CGA Group Ltd. Wts., Exp. 12/49                                  6/17/97               --                         .30




                      Oppenheimer Strategic Bond Fund/VA                      35

--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


===============================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           David P. Negri, Vice President
                                           Arthur P. Steinmetz, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.


===============================================================================================
Transfer Agent                             OppenheimerFunds Services


===============================================================================================
Custodian of Portfolio Securities          The Bank of New York


===============================================================================================
Independent Auditors                       Deloitte & Touche LLP


===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           Oppenheimer Strategic Bond Fund/VA. This report must
                                           be preceded or accompanied by a Prospectus of
                                           Oppenheimer Strategic Bond Fund/VA. For material
                                           information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.





36                     Oppenheimer Strategic Bond Fund/VA